Stradley Ronon Stevens & Young, LLP

1250 Connecticut Ave, NW Suite 500

Washington, D.C. 20036

(202) 822-9611

AGilbride@stradley.com

202.419.8423

August 2, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	EGA Emerging Global Shares Trust (the “Trust”)
File Nos. 333-155709; 811-22255
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 26 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on July 27, 2012 for effectiveness on July 30, 2012 (Accession No. 0000891092-12-0004186).

Please direct any questions or comments relating to this certification to me at (202) 419-8423.

Very truly yours,

/s/ Aaron T. Gilbride
Aaron T. Gilbride

cc:	Robert C. Holderith
James J. Valenti
Michael D. Mabry